Balance Sheets (USD $)	Aug. 31, 2014	Aug. 31, 2013
Current Assets
Investment	$ 1,351,587
Cash	2,524	519
Total Current Assets	1,354,111	519
Total Assets	1,354,111	519
Current Liabilities
Accounts payable and accrued expenses	42,922	63,344
Accounts payable and accrued expenses, related party	45,523	163,643
Loans and borrowings, related party	35,000
Loans and borrowings		110,000
Total Current Liabilities	123,445	336,987
Total Liabilities	123,445	336,987
Stockholders' Equity (Deficit)
Common stock value	1,416,136	118,261
Additional paid-in capital	13,131,129	13,080,699
Donated capital	77,627	77,627
Deficit accumulated during the exploration stage	13,394,226	13,613,055
Total Stockholders' Equity (Deficit)	1,230,666	(336,468)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,354,111	$ 519